BUSINESS SEGMENT INFORMATION	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
BUSINESS SEGMENT INFORMATION
BUSINESS SEGMENT INFORMATION

NOTE 3 – BUSINESS SEGMENT INFORMATION

Currently, the Company operates three business segments for the purpose of assessing performance and making operating decisions, mainly operating in:

(i)	Trading and production of building materials and renewable commodities;
(ii)	Holding of real property; and
(iii)	Licensor of proprietary pyrolysis technology.

The Company’s Chief Operating Decision Maker (“CODM”) is its Chief Executive Officer (CEO). The CODM allocates resources and evaluates the performance of the Company using information about combined net income from operations. All significant operating decisions are based upon an analysis of the Company as three operating segments, which are the same as its reporting segments.

The operating results of the reportable segments for the three months ended September 30, 2025 and 2024 is shown in the following tables:

	Three Months ended September 30, 2025
	Trading and production of building materials and renewable commodities	Holding property	Licensor of proprietary pyrolysis technology	Corporate unallocated	Consolidated

Revenue	$2,225	$-	$-	$44	$2,269
Cost of revenue	(1,335)	-	-	-	(1,335)
Gross profit	890	-	-	44	934
Selling, general & administrative expenses	(521,603)	-	(50)	(367,323)	(888,976)
Other operating expenses	(55,896)	-	-	-	(55,896)
Loss from operations	(576,609)	-	(50)	(367,279)	(943,938)
Interest income	7,044	-	-	-	7,044
Unrealized foreign exchange gain	-	-	92	17,247	17,339
(Loss) Profit before income tax	(569,565)	-	42	(350,032)	(919,555)
Income tax	-	-	-	-	-
Net (loss) profit	$(569,565)	$-	$42	$(350,032)	(919,555)

Total assets at September 30, 2025	$7,469,352	$247	$30,194,453	$834,462	$38,498,514

	Three Months ended September 30, 2024
	Trading of building materials and renewable commodities	Holding property	Licensor of proprietary pyrolysis technology	Corporate unallocated	Consolidated

Revenue	$125,570	$-	$-	$-	$125,570
Cost of revenue	(49,596)	-	-	-	(49,596)
Gross profit	75,974	-	-	-	75,974
Selling, general & administrative expenses	(651,125)	(38,602)	(6,729)	(116,107)	(812,563)
Other operating expenses	(55,118)	-	-	-	(55,118)
Loss from operations	(630,269)	(38,602)	(6,729)	(116,107)	(791,707)
Interest expense	(11,375)	-	-	(86,456)	(97,831)
Rental income	-	15,896	-	-	15,896
Gain from insurance claims	-	481,513	-	-	481,513
Unrealized foreign exchange gain	-	-	-	718,701	718,701
Interest income	22,537	-	-	-	22,537
Other income	5,606	-	-	-	5,606
(Loss) Profit before income tax	(613,501)	458,807	(6,729)	516,138	354,715
Income tax	-	-	-	-	-
Net (loss) profit	$(613,501)	$458,807	$(6,729)	$516,138	354,715

Total assets at September 30, 2024	$8,983,303	$1,733,783	$30,192,333	$784,479	$41,693,898

The below revenues are based on the countries in which the customer is located. Summarized financial information concerning the geographic segments is shown in the following tables:

	Three Months ended September 30,
	2025	2024

Malaysia	$44	$450
United States of America	2,225	125,120
	$2,269	$125,570

NOTE 3 - BUSINESS SEGMENT INFORMATION

Currently, the Company operates three business segments for the purpose of assessing performance and making operating decisions, mainly operating in:

(i)	Trading and production of building materials and renewable commodities;
(ii)	Holding of real property; and
(iii)	Licensor of proprietary pyrolysis technology.

The Company’s Chief Operating Decision Maker (“CODM”) is its Chief Executive Officer (CEO). The CODM allocates resources and evaluates the performance of the Company using information about combined net income from operations. All significant operating decisions are based upon an analysis of the Company as three operating segments, which are the same as its reporting segments.

The operating results of the reportable segments for the years ended June 30, 2025, and 2024 is shown in the following tables:

	Year ended June 30, 2025
	Trading and production of building materials and renewable commodities	Holding property	Licensor of proprietary pyrolysis technology	Corporate unallocated	Consolidated

Revenue	$130,258	$-	$-	$2,944	$133,202
Cost of revenue	(49,645)	-	-	(2,144)	(51,789)
Gross profit	80,613	-	-	800	81,413
Selling, general & administrative expenses	(4,457,865)	(228,546)	(12,229)	(1,190,384)	(5,889,024)
Other operating expenses	(214,410)	-	-	-	(214,410)
Loss from operations	(4,591,662)	(228,546)	(12,229)	(1,189,584)	(6,022,021)
Interest expense	(16,247)	-	-	(86,456)	(102,703)
Rental income	-	38,200	-	-	38,200
Unrealized foreign exchange gains	2,892	-	-	579,142	582,034
Gain from insurance claim	-	481,513	-	-	481,513
Gain on disposal of property, plant and equipment	3,468	161,156	-	-	164,624
Interest income	70,650	-	-	-	70,650
Other income	-	4,690	-	-	4,690
(Loss) income before income tax	(4,530,899)	457,013	(12,229)	(696,898)	(4,783,013)
Income tax	-	-	-	-	-
Segment (loss) income	$(4,530,899)	$457,013	$(12,229)	$(696,898)	(4,783,013)

Total assets at June 30, 2025	$7,823,834	$247	$30,194,361	$1,076,950	$39,095,392
	Year ended June 30, 2024
	Production and distribution of renewable commodities	Holding property	Licensor of proprietary pyrolysis technology	Corporate unallocated	Consolidated

Revenue	$91,356	$-	$-	$5,228	$96,584
Cost of revenue	(58,343)	-	-	(4,635)	(62,978)
Gross profit	33,013	-	-	593	33,606
Selling, general & administrative expenses	(1,985,104)	(110,294)	(4,466)	(782,512)	(2,882,376)
Other operating expenses	(237,047)	-	-	-	(237,047)
Loss from operations	(2,189,138)	(110,294)	(4,466)	(781,919)	(3,085,817)
Interest expense	(59,566)	-	-	(116,917)	(176,483)
Rental income	-	68,200	-	-	68,200
Interest income	1,112	-	-	-	1,112
Other income	623	-	227	4,476	5,326
Loss before income tax	(2,246,969)	(42,094)	(4,239)	(894,360)	(3,187,662)
Income tax	-	-	-	(112)	(112)
Segment loss	$(2,246,969)	$(42,094)	$(4,239)	$(894,472)	$(3,187,774)

Total assets at June 30, 2024	$7,923,251	$1,201,186	$30,193,231	$843,659	$40,161,327

The below revenues are based on the countries in which the customer is located. Summarized financial information concerning the geographic segments is shown in the following tables:

	Years ended June 30,
	2025	2024

Malaysia	$4,782	$34,024
United States of America	128,420	62,560
	$133,202	$96,584